UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: Two International Place
         24th Floor
         Boston, MA  02110

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/Alex Sacerdote     Boston,  MA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $428,125 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     6024   170710 SH       Sole                   170710
AMAZON COM INC                 COM              023135106    11948    44833 SH       Sole                    44833
ASML HOLDING N V               N Y REGISTRY SHS N07059210    16390   240999 SH       Sole                   240999
BRIGHTCOVE INC                 COM              10921T101      279    45000 SH       Sole                    45000
CBS CORP NEW                   CL B             124857202     7918   169589 SH       Sole                   169589
CHANGYOU COM LTD               ADS REP CL A     15911M107    22343   773382 SH       Sole                   773382
COMCAST CORP NEW               CL A             20030N101     4295   102240 SH       Sole                   102240
COMMVAULT SYSTEMS INC          COM              204166102    11134   135810 SH       Sole                   135810
EBAY INC                       COM              278642103     8309   153245 SH       Sole                   153245
EPAM SYS INC                   COM              29414B104     1974    84971 SH       Sole                    84971
GIANT INTERACTIVE GROUP INC    ADR              374511103    11175  1719234 SH       Sole                  1719234
GOOGLE INC                     CL A             38259P508    27257    34327 SH       Sole                    34327
INTERXION HOLDING N.V          SHS              N47279109     3096   127817 SH       Sole                   127817
LINKEDIN CORP                  COM CL A         53578A108    47170   267921 SH       Sole                   267921
MASTERCARD INC                 CL A             57636Q104     7595    14036 SH       Sole                    14036
MEDIDATA SOLUTIONS INC         COM              58471A105    19471   335825 SH       Sole                   335825
MELCO CROWN ENTMT LTD          ADR              585464100    23732  1016781 SH       Sole                  1016781
MICROSTRATEGY INC              CL A NEW         594972408     1484    14679 SH       Sole                    14679
NEONODE INC                    COM NEW          64051M402      616   106789 SH       Sole                   106789
NETFLIX INC                    COM              64110L106    11539    60922 SH       Sole                    60922
NEWS CORP                      CL B             65248E203    14102   458437 SH       Sole                   458437
PANDORA MEDIA INC              COM              698354107     6605   466461 SH       Sole                   466461
PRICELINE COM INC              COM NEW          741503403    21748    31614 SH       Sole                    31614
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    27093   914379 SH       Sole                   914379
SODASTREAM INTERNATIONAL LTD   USD SHS          M9068E105     7996   161075 SH       Sole                   161075
SOURCEFIRE INC                 COM              83616T108     6564   110820 SH       Sole                   110820
SPLUNK INC                     COM              848637104     8951   223605 SH       Sole                   223605
STARWOOD HOTELS&RESORTS WRLD   PUT              85590A951      966   382000 SH       Sole                     3820
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     6337   392391 SH       Sole                   392391
TIME WARNER INC                COM NEW          887317303    16195   281074 SH       Sole                   281074
TRIPADVISOR INC                COM              896945201    19217   365898 SH       Sole                   365898
UNI PIXEL INC                  COM NEW          904572203     2878    93910 SH       Sole                    93910
WORKDAY INC                    CL A             98138H101    18654   302674 SH       Sole                   302674
YAHOO INC                      COM              984332106    25822  1097388 SH       Sole                  1097388
YELP INC                       CL A             985817105     1248    52643 SH       Sole                    52643